UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22260

RMR ASIA PACIFIC REAL ESTATE FUND
(Exact name of registrant as specified in charter)

400 CENTRE STREET NEWTON, MASSACHUSETTS		02458
(Address of principal executive offices)		(Zip code)

Adam D. Portnoy, President RMR Asia Pacific Real Estate Fund 400 Centre Street Newton, Massachusetts 02458
(Name and address of agent for service)

Copy to:

Frank J. DiPietro

State Street Bank and Trust Company

2 Avenue De Lafayette, 4th Floor

Boston, Massachusetts 02111

Julie A. Tedesco, Esq.

State Street Bank and Trust Company

4 Copley Place, 5th Floor

Boston, Massachusetts 02116

Registrant’s telephone number, including area code:		(617) 332-9530

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

RMR Asia Pacific Real Estate Fund

Portfolio of Investments  —  March 31, 2010 (unaudited)

Company	Shares	Value
COMMON STOCKS — 92.4%
AUSTRALIA — 18.2%
DIVERSIFIED — 12.3%
Charter Hall Group *	1,735,020	$1,122,460
Dexus Property Group *	2,825,000	2,099,813
Mirvac Group *	1,325,000	1,793,432
Stockland *	1,065,000	3,899,416
		8,915,121
OFFICE — 5.2%
Charter Hall Office REIT *	3,450,000	902,279
Commonwealth Property Office Fund *	1,250,000	1,038,092
Goodman Group *	1,210,000	727,284
ING Office Fund *	2,100,000	1,127,333
		3,794,988
RETAIL — 0.7%
Charter Hall Retail REIT *	1,050,000	539,578
Total Australia (Cost $13,040,041)		13,249,687

CHINA — 9.9%
DIVERSIFIED — 9.9%
Agile Property Holdings, Ltd.	1,249,000	1,705,175
China Overseas Land & Investment, Ltd.	1,201,680	2,711,586
China Resources Land, Ltd.	431,000	931,472
Hopson Development Holdings, Ltd.	244,000	394,083
Shimao Property Holdings, Ltd.	790,000	1,452,967
		7,195,283
Total China (Cost $6,208,994)		7,195,283

HONG KONG — 34.6%
DIVERSIFIED — 16.2%
Great Eagle Holdings, Ltd.	415,000	1,159,867
Henderson Land Development Co., Ltd.	475,000	3,355,604
Hongkong Land Holdings, Ltd.	657,000	3,330,990
Kerry Properties, Ltd.	285,000	1,528,834
New World Development Co., Ltd.	930,000	1,818,257
The Wharf (Holdings), Ltd.	98,000	555,366
		11,748,918
HOSPITALITY — 10.9%
Sun Hung Kai Properties, Ltd.	525,000	7,890,975
RETAIL — 7.5%
Hang Lung Properties, Ltd.	993,000	3,996,684
The Link REIT *	595,000	1,460,630
		5,457,314
Total Hong Kong (Cost $22,386,745)		25,097,207

JAPAN — 17.4%
DIVERSIFIED — 11.8%
Mitsubishi Estate Co., Ltd.	232,500	3,804,953
Mitsui Fudosan Co., Ltd.	218,000	3,700,567

Company	Shares	Value
COMMON STOCKS — CONTINUED
JAPAN — CONTINUED
Sumitomo Realty & Development Co., Ltd.	56,000	$1,065,611
		8,571,131
OFFICE — 5.6%
Nippon Building Fund, Inc. *	238	2,049,310
Nomura Real Estate Office Fund, Inc. *	195	1,095,037
Orix REIT, Inc. *	200	905,979
		4,050,326
Total Japan (Cost $14,573,418)		12,621,457

SINGAPORE — 12.3%
DIVERSIFIED — 8.3%
Ascendas Real Estate Investment Trust *	1,103,000	1,513,821
Cambridge Industrial Trust *	1,495,000	496,926
Capitacommercial Trust *	1,650,000	1,273,813
CapitaLand, Ltd. *	967,000	2,744,194
		6,028,754
INDUSTRIAL — 1.6%
Mapletree Logistics Trust *	1,937,000	1,176,918
RETAIL — 2.4%
CapitaMall Trust *	1,350,000	1,708,067
Total Singapore (Cost $8,609,952)		8,913,739
Total Common Stocks (Cost $64,819,150)		67,077,373

P-NOTES (a) — 1.4%
INDIA — 1.4%
DLF, Ltd., Macquarie Bank, Ltd., expiring 6/26/12 (b)(d)	64,500	443,760
Unitech, Ltd., Macquarie Bank, Ltd., expiring 5/29/13 (b)(d)	348,000	570,720
TOTAL P-Notes (Cost $1,042,953)		1,014,480

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS— 1.3%
Dreyfus Cash Management Fund, Institutional Shares, 0.07% (c) (Cost $919,001)	919,001	919,001
Total Investments — 95.1% (Cost $66,781,104)		69,010,854
Other assets less liabilities — 4.9%		3,533,620
Net Assets — 100%		$72,544,474

See notes to portfolio of investments.

*	The company is organized as a real estate investment trust as defined by the laws of its country of domicile.

(a)

P-Notes are participation interest notes that are issued by banks or broker dealers and are designed to offer a return linked to a particular underlying equity, debt, currency or market. When the P-Note matures, the issuer will pay to, or receive from, the purchaser the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. Investments in P-Notes involve the same risks associated with a direct investment in the underlying foreign companies or foreign securities markets that they seek to replicate. However, there can be no assurance that the trading price of P-Notes will equal the underlying value of the foreign companies or foreign securities markets that they seek to replicate; this is so in large part because of the counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under a participation note against the issuer of the underlying security.

(b)	As of March 31, 2010, this security had not paid a distribution.

(c)	Rate reflects 7 day yield as of March 31, 2010.

(d)

As of March 31, 2010, the Fund held $1,014,480 of securities fair valued in accordance with policies adopted by the board of trustees, which represents 1.5% of the Fund’s total investments. See Note (A 2) of the notes to portfolio of investments.

Notes to Portfolio of Investments

March 31, 2010 (unaudited)

Note A

(1) Portfolio Valuation

Investment securities of RMR Asia Pacific Real Estate Fund, or the Fund, or RAP, are valued at the latest sales price reflected on the consolidated tape of the exchange that reflects the principal market for such securities whenever that price is readily available on that day; securities for which no sales were reported on that day, unless otherwise noted, are valued at the average of the closing bid and ask prices on that day.

Any of the Fund’s securities which are not readily marketable, which are not traded or which have other characteristics of illiquidity are valued by the Fund at fair value as determined in good faith under the supervision of the Fund’s board of trustees. Numerous factors may be considered when determining fair value of a security, including cost at date of purchase, type of security, the nature and duration of restrictions on disposition of the security and whether the issuer of the security being fair valued has other securities of the same type outstanding. See Note A (2) for a further description of fair value measurements.  Short term debt securities with less than 60 days until maturity may be valued at amortized cost plus interest accrued, which approximates market value.

Some foreign markets close before the close of customary trading sessions on NYSE Amex (usually 4:00 p.m. eastern time). Often, events occur after the principal foreign exchange on which foreign securities trade has closed, but before the NYSE Amex closes, that the Fund determines could affect the value of the foreign securities the Fund owns or cause their earlier trading prices to be unreliable as a basis for determining value.  If these events are expected to materially affect the Fund’s net asset value, or NAV, the prices of such securities are adjusted to reflect their estimated fair value as of the close of the NYSE Amex, as determined in good faith under procedures established by the Fund’s board of trustees.

(2) Fair Value Measurements

The Fund reports the value of its securities at their fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. When valuing portfolio securities, the Fund uses observable market data when possible and otherwise uses unobservable inputs for fair value measurements. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk; for example, the risk inherent in using a particular valuation technique to measure fair value and the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in valuing the asset or liability developed based on market data obtained from independent sources. Unobservable inputs are inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs used to value securities reported in these financial statements is summarized below:

•                  Level 1 — quoted prices in active markets for identical investments.

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.).

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2010, in valuing RAP’s investments carried at value:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia
Diversified	$8,915,121	$—	$—	$8,915,121
Office	3,794,988	—	—	3,794,988
Retail	539,578	—	—	539,578
Total Australia	13,249,687	—	—	13,249,687
China
Diversified	7,195,283	—	—	7,195,283
Total China	7,195,283	—	—	7,195,283
Hong Kong
Diversified	11,748,918	—	—	11,748,918
Hospitality	7,890,975	—	—	7,890,975
Retail	5,457,314	—	—	5,457,314
Total Hong Kong	25,097,207	—	—	25,097,207

Notes to Portfolio of Investments - continued

March 31, 2010

Description	Level 1	Level 2	Level 3	Total
Japan
Diversified	$8,571,131	$—	$—	$8,571,131
Office	4,050,326	—	—	4,050,326
Total Japan	12,621,457	—	—	12,621,457
Singapore
Diversified	6,028,754	—	—	6,028,754
Industrial	1,176,918	—	—	1,176,918
Retail	1,708,067	—	—	1,708,067
Total Singapore	8,913,739	—	—	8,913,739
Total Common Stocks	67,077,373	—	—	67,077,373
P-Notes
India	—	1,014,480	—	1,014,480
Total P-Notes	—	1,014,480	—	1,014,480
Short Term Investments
Money Market Funds	919,001	—	—	919,001
Total Investments	$67,996,374	$1,014,480	$—	$69,010,854

When the S&P 500 Index (an unmanaged index published as Standard & Poor’s Composite Index of 500 common stocks) fluctuates significantly from the previous day’s close, RAP believes that the closing price of foreign securities on the principal foreign exchange on which they trade may no longer represent the fair value of these securities at the time the U.S. market closes and RAP therefore fair values its investment securities. Accordingly, in such circumstances, RAP reports holdings in its foreign securities at their fair values as determined by an independent security pricing service. The service uses a multi-factor model that includes such information as the security’s local closing price, relevant general and sector indices, currency fluctuations, depository receipts and futures, as applicable. The model generates an adjustment factor for each security that is applied to the local closing price to adjust it for post closing events, resulting in the security’s reported fair value.  RAP did not use this model to fair value its foreign investment securities on March 31, 2010 because the S&P 500 Index did not fluctuate significantly from the previous day’s close.

There were no investments in securities characterized as Level 3 as of December 31, 2009 or March 31, 2010 for RAP.

(3) Tax Information

Although subject to adjustments, the Fund’s investments for U.S. federal income tax purposes as of March 31, 2010, were as follows:.

Cost	$66,781,104
Gross unrealized appreciation	$5,529,889
Gross unrealized depreciation	(3,300,139)
Net unrealized appreciation	$2,229,750

Item 2.  Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR ASIA PACIFIC REAL ESTATE FUND

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam D. Portnoy
Adam D. Portnoy
President

Date:	May 26, 2010

By:	/s/ Mark L. Kleifges
Mark L. Kleifges
Treasurer

Date:	May 26, 2010